Main Page (1)
TYPE		13F-HR
PERIOD	06/30/03
FILER
	CIK	0000051879
	CCC	7eokwaz#
SUBMISSION-CONTACT
	NAME	Eric Nelmark
	PHONE	612-376-2863

Attached Documents Page (2)
	FORM 13F
	FORM 13f COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paladin Investment Associates, LLC
Address: Butler North Building
         510 First Ave. North, Suite 409
	   Minneapolis, Mn 55403

13F File Number:  028-00069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:	Eric Nelmark
Title: Assistant Vice President, Financial Analyst
Phone: 612-376-2863
Signature, Place, and Date of Signing:
	Eric Nelmark	Minneapolis, Minnesota

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:






Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	192

Form 13F Information Table Value Total:	$148653

List of Other Included Managers:
	No. 13F File Number			Name